General	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
GENERAL

NOTE 1 – GENERAL

A.	Operations

The corporate organization structure consists of VeganNation Services Ltd. (“the Company” or “VeganNation”), a company organized under the laws of the State of Israel on January 24, 2018, and its wholly-owned subsidiary, VeganNation Finance Services, Ltd. (the “VNFS”), a company organized under the laws of the State of United Kingdom on April 17, 2018. The Company and VNFS together the “Group”.

The intellectual property is developed by the Company and the technology related to the GreenCoin has been licensed to VNFS under a cost-plus arrangement.

The group is a global B2B2C (i.e., business-to-business-to-consumer) business that operates a proprietary platform (the “Platform”) which intends to establish both a directory and marketplace connecting conscious consumers, businesses and organizations. The Group’s Platform is designed to empower individuals, businesses and organizations that wish to transact business within the confines of a sustainable online marketplace (the “Marketplace”) committed to making plant-based products and offerings affordable, and globally accessible.

In addition to the foregoing, the Group envisions making its Platform a highly sought-after resource for the global plant-based community by continually disseminating content and educational materials, while facilitating meet-up opportunities, either virtually or in person.

Appreciating the criticality of integrity and transparency within the global sustainable plant-based community, the Company seeks to develop a unique decentralized approval system by employing smart contracts where vegans will have the opportunity to validate the authenticity of a vegan-friendly product manufacturer or establishment.

Finally, all transactions within the Platform may be settled using either fiat or VeganNation’s Green Token, a cryptocurrency specifically designed for users of the Platform issued by VNFS.

B.	Early Contribution Agreements

Between 2018 and June 30,2021, the Group entered into several Early Contribution Agreements (each, an “ECA”) with purchasers of its Green Token. During the years ended December 31, 2019, 2020 and six months ended June 30, 2021, the Company received contributions in the aggregated amounts of $2,282,090, $53,206 and $54,350, respectively (collectively, the “Contributions”). In consideration for the Contributions received by VFNS from purchasers under the ECAs, VFNS issued such purchasers the following aggregate Green Tokens: (i) 17,972,120 Green Tokens, 360,400 Green Tokens and 502,457 Green Tokens, reflecting the numbers of virtual Ethereum blockchain smart contract protocol (the “Green Tokens” or “VeganCoin”) based the Contributions received divided by the product of the highest purchase price for the Green Token at the time of sale (the “Token Generation Event”) multiplied by the discount rate as signed in the ECA’s. As of June 30, 2021, the Company had $1,020,197 of receivables from sales of digital tokens under ECA agreements from which contributions have not been collected. In addition, as of June 30, 2021, the Company received contributions amounting to $946,479, to which the Company is committed to issue Green Tokens.

The Company committed to using the Contributions for the following purposes: preliminary funding of the Green Token generation event, research and development, coding, execution and launch of the Company’s Platform, other operational and day-to-day activities carried out by the Company.

As agreed in the ECA’s, each token is subject to a lock-up period and are released: (i) 20% to be released upon the Token Generation Event and (ii) the remaining on a quarterly basis. As of June 30, 2021, the Token Generation Event has not been reached, therefore all Green Tokens issued are subject to lock-up.

Based on the above, the Company has determined that the issuance of Green Tokens in the ECA represented an implied obligation to perform research and development services, and therefore, has accounted for the proceeds received in the various ECAs in accordance with ASC 730-20, Research and Development Arrangements. Pursuant to ASC 730-20, all proceeds received from the ECAs are recorded as deferred revenues. Due to the difficulty at the time of the ECA in estimating the timing and success of outcome of the development of the Platform, all development costs were expensed as incurred.

Deferred revenues are recognized as income over the period of development in an amount equal to the operational expenditures incurred by the Company with no profit margin (net 0), which treatment shall remain until the completion of the expected development. As of June 30, 2021 the development of the Platform is neither complete nor fully functioning.

C.	COVID-19

In late 2019, a novel strain of COVID-19, also known as Coronavirus, was reported in Wuhan, China. While initially the outbreak was largely concentrated in China, it has since spread to Israel and the United States, and infections were reported globally. Many countries around the world, including in Israel, had significant governmental measures implemented to control the spread of the virus, including temporary closure of businesses, severe restrictions on travel and the movement of people, and other material limitations on the conduct of business. These measures resulted in work stoppages and other disruptions. The extent to which the coronavirus impacts our operations is very minimal. The pandemic has adversely affected the global economy, and although multiple vaccines have been approved and released globally, the continued spread of the Coronavirus globally continues to create uncertainty and instability across many regions. The extent to which the Coronavirus has impacted the Company’s operations to date is relatively minimal, though the ongoing pandemic may have a material adverse impact on the Company’s operations and workforce, including its ability to raise additional capital, which in turn could have a material adverse impact on the Company’s business, financial condition and results of operation

D.	Going Concern

Since inception, the Company has devoted substantially all its efforts to research and development. The Company is still in its development stage and the extent of the Company’s future operating losses and the timing of becoming income able, if ever, are uncertain. As of June 30, 2021 and December 31, 2020, the Company had $1,416 and $206, respectively, in cash and cash equivalents, respectively, zero net income and accumulated deficit.

The Company will need to secure additional capital in the future in order to meet its anticipated liquidity needs required to meet Company’s undertaking to develop and market its Platform, primarily through the sale of additional Common Stock or other equity securities and/or debt financing and/or sales of its Green Tokens. Funds from these sources may not be available to the Group on acceptable terms, if at all, and the Company cannot give assurance that it will be successful in securing such additional capital.

These conditions raise substantial doubt about the Company’s ability to continue to operate as a “going concern.” The Company’s ability to continue operating as a going concern is dependent on several factors, among them is the ability to raise sufficient additional funding.

The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

E.	Risk factors

The Company face a number of risks, including uncertainties regarding finalization of the development process, demand and market acceptance of the Company’s products, the effects of technological changes, competition and the development of products by competitors. Additionally, other risk factors also exist, such as the ability to manage growth and the effect of planned expansion of operations on the Company’s future results.  In addition, the Company expects to continue incurring significant operating costs and losses in connection with the development of its products and marketing efforts. The Company has not yet generated cash from its operations to fund its activities and its undertaking to develop and market its Platform, and therefore the continuance of its activities as a going concern depends on the receipt of additional funding from its current stockholders and investors or from third parties.